EMPLOYEE-RELATED BENEFITS - Current and Long-Term Employee-Related Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current:
Accrued payroll and withholding taxes	$ 264	$ 256
Peruvian workers' participation	22	13
Employee pension benefits	7	12
Other post-retirement plans	5	4
Accrued severance	1	2
Other employee-related payables	10	11
Employee-related benefits, Current	309	298
Non-current:
Employee pension benefits	129	180
Accrued severance	81	80
Other post-retirement benefit plans	162	140
Other employee-related payables	14	11
Employee-related benefits, Non-current	$ 386	$ 411